Variable interest entity (Details Narrative) - Inforbird W F O E [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Research and development expense	$ 537,098	$ 485,351
Revenue recognized	$ 503,525	$ 312,494